Consolidated Statements of Cash Flows (USD $)	12 Months Ended		16 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net loss attributable to Pershing Gold Corporation	$ (49,104,211)	$ (24,556,772)	$ (60,894,349)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Depreciation	992,648	325,928	1,318,576
Provision for Doubtful Accounts	13,333	500,000	513,333
Discontinued Operation Provision for Doubtful Accounts	27,550	98,544	65,300
Amortization of Financing Costs and Discounts	8,100,450	5,233,317	12,049,972
Amortization of Other Deferred Charges		280,000	116,669
Loss from extinguishment of debts	4,769,776		4,769,776
Derivative expense		5,198,206
Change in fair value of derivative liability	1,454,889	(6,902,806)	(5,447,917)
Interest Expenses in Connection with Note Modification	3,022,186		3,022,186
Paid-in-Kind Interest		230,192	230,192
Interest Expense Debt Cancellation	61,500		61,500
Gain from disposal of discontinued operations		(1,133,448)	(1,134,448)
Loss from disposal of assets	18,729	174,030	192,759
Non-controlling interest	1,164	(1,164)	172,348
Realized gain - available for sale securities	(1,490,600)		(1,490,600)
Realized gain - trading securities	(19,702)		(19,702)
Gain or Loss on Sale Subsidiary	(500,000)		(500,000)
Share of loss of equity method investee	83,333		83,333
Common stock issued for services	1,514,158	837,500	2,351,658
Common stock issued in connection with an employment agreement	3,817,917		3,817,917
Paid in Kind Settlement Expense	4,883,196	4,761,500	9,644,696
Stock Based Compensation	13,492,394	2,884,841	15,976,861
Gain from sale of uranium assets pursuant to an option agreement	(930,000)		(930,000)
Increase (Decrease) in Operating Capital [Abstract]
Increase (Decrease) in Restricted Cash for Operating Activities		560,000	1,320,817
Other receivables	22,544	(13,333)	9,211
Increase (Decrease) in Prepaid Expense	(110,591)	1,441,141	1,758,731
Assets of discontinued operations - current portion		200,883	141,378
Prepaid expenses - long-term portion	37,759	4,153	41,912
Increase (Decrease) in Restricted Cash		500,000	500,000
Deposits	(95,788)	(1,000)	(95,788)
Increase (Decrease) in Assets of Disposal Group Including Discontinued Operation Noncurrent		93,809	40,556
Accounts payable and accrued expenses	15,681	526,778	378,627
Liabilities of discontinued operation	(21,622)	1,257,133	28,730
Net Cash Provided by (Used in) Operating Activities	(9,943,307)	(7,500,568)	(11,905,766)
Net Cash Provided by (Used in) Investing Activities [Abstract]
Investment in marketable securities available for sale		(100,000)
Acquisition of mining rights	(2,576,400)		(2,576,400)
Proceeds from Collection of Notes Receivable	1,430,000		1,430,000
Increase in Reclamation Bond		(1,715,629)	(1,715,629)
Cash used in acquisition of Gold Acquisition		(12,000,000)
Cash acquired from acquisition of business		2,000,100
Cash acquired in connection with the asset purchase agreement entered into with former parent company		11,164,514
Proceeds from Sale of Available-for-sale Securities	1,610,302		1,610,302
Proceeds from Sale of Productive Assets	74,074	133,431	207,505
Purchase of property and equipment	(336,485)	(70,220)	(402,733)
Net Cash Provided by (Used in) Investing Activities	201,491	(587,804)	(1,446,955)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from Issuance of Common Stock	9,432,450	3,423,416	12,609,866
Proceeds from Issuance of Preferred Stock and Preference Stock	1,000,000	3,284,396	4,284,396
Proceeds from note payable - related party		2,250,000
Proceeds from Notes Payable	500,000	2,250,000	500,000
Advances received from former parent company in connection with the asset purchase agreement		2,000,000
Proceeds from convertible promissory note - related party		100,000
Proceeds from Convertible Promissory Notes		2,365,604	1,715,604
Collection on subscription receivable		30
Proceeds from (Repayments of) Notes Payable	(1,549,370)	(4,076,722)	(3,416,092)
Origination of Notes Receivable from Related Parties		(347,335)	48,745
Repayment of Notes Receivable from Related Parties	(93,640)		(93,640)
Net Cash Provided by (Used in) Financing Activities	9,289,440	11,249,389	15,648,879
Effect of Exchange Rate on Cash and Cash Equivalents			1,649
Cash and Cash Equivalents, Period Increase (Decrease)	(452,376)	3,161,017	2,297,807
CASH AND CASH EQUIVALENTS- beginning of period	3,670,567	509,550
CASH AND CASH EQUIVALENTS- end of period	3,218,191	3,670,567	3,218,191
Cash Paid for [Abstract]
Interest Paid	197,633	332,491	530,124
Income Taxes Paid
Noncash Investing and Financing Items [Abstract]
Stock Issued for Payment of Notes Payable and Accrued Interest	8,315,258	1,007,747	9,323,005
Stock Issued in Connection with Conversion of Promissory Note into Current Private Placement		611,750	611,750
Issuance of a note payable in connection with the acquisition of business		8,000,000
Common stock issued for prepaid services		280,000
Notes Issued	294,285		294,285
Debt Instrument, Convertible, Beneficial Conversion Feature	168,163	2,465,604	1,883,767
Debt discount in connection with the issuance of the credit facility agreement and notes payable		1,800,000
Deferred financing cost in connection with the issuance of the credit facility agreement and notes payable		900,000
Preferred Stock Deemed Dividend	1,616,777	3,284,396	4,901,173
Assumption of liabilities of Arttor Gold upon acquisition		21,750
Purchase of other receivable of Arttor Gold upon acquisition		30
Purchase of reclamation bond deposit of Gold Acquisition upon acquisition		2,842,000
Purchase of property and equipment of Gold Acquisition upon acquisition		8,656,929
Purchase of mineral rights of Gold Acquisition upon acquisition		2,000
Value of Goodwill upon acquisition of Gold Acquisition		8,499,071
Common stock, warrants and options issued in connection with the asset purchase agreement entered into with former parent company		14,857,675
Purchase of prepaid expenses and deposits of former parent company		1,946,909
Purchase of note receivable of former parent company in connection with the asset purchase agreement		2,000,000
Purchase of property and equipment of former parent company		39,912
Assumption of liabilities of former parent company		293,659
Issuance of Common Stock for Expenses Adjustment	170,614		170,614
Issuance of Common Stock for Accrued Dividend Adjustment	3,601		3,601
Reclassification of Derivative Liability to Equity	7,750,289		7,750,289
Issuance of a note receivable upon sale of subsidiary	500,000		500,000
Issuance Note Receivable Sale Assets Option Agreement	930,000		930,000
Common Stock Warrants Issued Acquisition Mining Rights	5,709,441		5,709,441
Distribution to former parent company	517,949		517,949
Notes Reduction	42,000		42,000
Noncash or Part Noncash Acquisition, Fixed Assets Acquired	92,145		92,145
Notes Reduction 1	$ 33,500		$ 33,500